Regulatory Capital Matters	12 Months Ended
Dec. 31, 2012
Regulatory Capital Matters

NOTE 19 – REGULATORY CAPITAL MATTERS

CFBank is subject to regulatory capital requirements administered by federal banking agencies. Prompt corrective action regulations, involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet capital requirements can initiate regulatory action.

Prompt corrective action regulations provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required.

Actual and required capital amounts and ratios are presented below at year end.

					To Be Well
					Capitalized Under		Required
			For Capital		Prompt Corrective		By Terms Of
	Actual		Adequacy Purposes		Action Regulations		CFBank Order
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
2012
Total Capital to risk weighted assets	$25,002	15.53%	$12,878	8.00%	$16,098	10.00%	$19,317	12.00%
Tier 1 (Core) Capital to risk weighted assets	22,950	14.26%	6,439	4.00%	9,659	6.00%	N/A	N/A
Tier 1 (Core) Capital to adjusted total assets	22,950	10.97%	8,372	4.00%	10,465	5.00%	16,744	8.00%
Tangible Capital to adjusted total assets	22,950	10.97%	3,139	1.50%	N/A	N/A	N/A	N/A

					To Be Well
					Capitalized Under		Required
			For Capital		Prompt Corrective		By Terms Of
	Actual		Adequacy Purposes		Action Regulations		CFBank Order
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Total Capital to risk weighted assets	$15,351	10.30%	$11,918	8.00%	$14,897	10.00%	$17,876	12.00%
Tier 1 (Core) Capital to risk weighted assets	13,436	9.02%	5,959	4.00%	8,938	6.00%	N/A	N/A
Tier 1 (Core) Capital to adjusted total assets	13,436	5.39%	9,968	4.00%	12,460	5.00%	19,937	8.00%
Tangible Capital to adjusted total assets	13,436	5.39%	3,738	1.50%	N/A	N/A	N/A	N/A

The CFBank Order required CFBank to have by September 30, 2011, and maintain thereafter, 8% Tier 1 (Core) Capital to adjusted total assets and 12% Total Capital to risk weighted assets, which it did not meet at September 30, 2011 or December 31, 2011. CFBank met the capital requirement at September 30, 2012 and December 31, 2012 as a result of a $13,500 capital contribution from the Holding Company resulting from the net proceeds of the stock offering. However, CFBank will not be considered “well-capitalized” under applicable regulatory capital standards as long as it is subject to individual minimum capital requirements under the CFBank Order.

The Qualified Thrift Lender test requires at least 65% of assets be maintained in housing-related finance and other specified areas. If this test is not met, limits are placed on growth, branching, new investments, FHLB advances and dividends, or CFBank must convert to a commercial bank charter. Management believes that this test is met at December 31,2012.

CFBank converted from a mutual to a stock institution in 1998, and a “liquidation account” was established with an initial balance of $14,300, which was the net worth reported in the conversion prospectus. The liquidation account represents a calculated amount for the purposes described below, and it does not represent actual funds included in the consolidated financial statements of the Company. Eligible depositors who have maintained their accounts, less annual reductions to the extent they have reduced their deposits, would be entitled to a priority distribution from this account if CFBank liquidated and its assets exceeded its liabilities. Dividends may not reduce CFBank’s stockholder’s equity below the required liquidation account balance.

Dividend Restrictions: The Holding Company’s principal source of funds for dividend payments is dividends received from CFBank. Banking regulations limit the amount of dividends that may be paid without prior approval of regulatory agencies. Under these regulations, the amount of dividends that may be paid in any calendar year is limited to the current year’s net profits, combined with the retained net profits of the preceding two years, subject to the capital requirements described above. CFBank must receive regulatory approval prior to any dividend payments.